Summary relevant financial information by operating segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 2,749	$ 2,337	$ 4,249	$ 4,394
Cost of sales	(1,775)	(1,518)	(2,832)	(2,671)
Gross profit	974	819	1,417	1,723
Research and development	(690)	(1,530)	(1,824)	(2,592)
Loss from operations before SG&A and other income (expenses)	284	(711)	(407)	(869)
Selling, general & administrative	(2,637)	(3,044)	(5,563)	(4,710)
Loss from operations	(2,353)	(3,755)	(5,970)	(5,579)
Net other income	(347)	1,859	(385)	1,870
Loss before income taxes	(2,700)	(1,896)	(6,355)	(3,709)
Active ingredient [member]
IfrsStatementLineItems [Line Items]
Revenue	2,417	2,334	3,804	4,391
Cost of sales	(1,664)	(1,514)	(2,682)	(2,667)
Gross profit	753	820	1,122	1,724
Research and development	(433)	(782)	(930)	(1,844)
Loss from operations before SG&A and other income (expenses)	320	38	192	(120)
Pharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenue	332	3	445	3
Cost of sales	(111)	(4)	(150)	(4)
Gross profit	221	(1)	295	(1)
Research and development	(257)	(748)	(894)	(748)
Loss from operations before SG&A and other income (expenses)	$ (36)	$ (749)	$ (599)	$ (749)